Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	December 31, 2022	December 31, 2021
Cost of goods sold	$—	$85
Research and development	570	813
Selling, general and administrative	2,069	2,932
Discontinued operations	250	779
Total	$2,889	$4,609

Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
		Weighted
	Number of	Average
	Restricted	Grant Date
	Stock Units	Fair Value
Restricted stock units outstanding, January 1, 2021	69,890	$35.75
Granted	57,448	33.65
Vested	(29,338)	37.75
Forfeited	(9,289)	31.56
Restricted stock units outstanding, December 31, 2021	88,711	$34.16
Granted	58,502	7.75
Vested	(44,744)	35.46
Forfeited	(19,691)	25.00
Restricted stock units outstanding, December 31, 2022	82,778	$16.97

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(in thousands)
December 31, 2021	714,085	$59.79
Granted	117,022	7.75
Forfeited	(35,645)	26.46
Expired	(69,839)	60.42
Exercised	—	—
December 31, 2022	725,623	$52.98	5.3	$—
Vested and exercisable options—December 31, 2022	515,933	$65.76	3.9	$—
Vested and expected to vest—December 31, 2022	725,623	$52.80	5.3	$—

Schedule of Share-based Compensation, Stock Options Outstanding and Exercisable Activity [Table Text Block]
			Options Outstanding			Options Vested and Exercisable
Exercise Prices			Number of Stock Options Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price per Share	Shares Subject to Stock Options	Weighted-Average Exercise Price per Share
$4.62	-	$8.03	88,096	9.2	$7.54	—	$—
$8.36	-	$12.54	19,046	9.1	$8.43	—	$—
$14.40	-	$21.60	20,941	6.9	$16.93	13,643	$16.84
$22.40	-	$33.60	11,700	8.1	$28.62	10,774	$28.58
$34.40	-	$51.60	311,695	6.0	$41.16	217,425	$42.75
$52.00	-	$78.00	168,275	3.5	$62.66	168,221	$62.66
$78.40	-	$117.60	62,756	1.0	$97.95	62,756	$97.95
$132.00	-	$198.00	20,520	1.6	$133.16	20,520	$133.16
$204.40	-	$306.60	22,594	1.0	$206.96	22,594	$206.96
			725,623	5.3	$52.98	515,933	$65.76

Time-based Stock Option [Member]
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2022			2021
Expected term (in years)	6.3			6.0	-	6.2
Risk-free interest rate	1.6%	-	3.0%	0.9%	-	1.3%
Expected volatility	88%			90%
Expected dividend rate	0%			0%

Performance Shares [Member]
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2022	2021
Derived service period (in years)	—	2.3	–	2.6
Risk-free interest rate	—	1.5%
Expected volatility	—	90%
Expected dividend rate	—	0%